CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 133,265	$ 34,766
Cash			34,766
Prepaid expenses and other current assets		1,298	38
Total current assets		134,563	34,804
Property and equipment, net		782	0
Operating lease right-of-use assets		1,564	0
Restricted cash		107	0
Other assets		1,253	813
Total assets		138,269	35,617
Current liabilities
Accrued expenses and other current liabilities	[1]	8,965	2,225	[2]
Operating lease liability, current		417	0
Warrant liability, related party		2,088	61
Total current liabilities		20,304	9,614
Long term liabilities
Operating lease liability, noncurrent		1,324	0
Notes payable, noncurrent	[3]	0	37,482	[4]
Total liabilities		21,628	47,096
Commitments and contingencies
Convertible preferred shares:
Series Seed convertible preferred shares			4,000
Shareholders’ equity (deficit):
Ordinary shares and common stock		14	1
Additional paid-in capital		192,039	2,387
Accumulated deficit		(79,412)	(17,867)
Total shareholders' equity (deficit)		116,641	(15,479)
Total liabilities, convertible preferred shares, and shareholders’ equity (deficit)		138,269	35,617
Series Seed Convertible Preferred Stock
Convertible preferred shares:
Series Seed convertible preferred shares		0	4,000
Series A Non-Voting Preferred Shares
Shareholders’ equity (deficit):
Series A non-voting convertible preferred shares, $0.001 par value; 5,000,000 shares and no shares authorized as of September 30, 2025 and December 31, 2024, respectively; 2,890 shares and no shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively		4,000	0
Nonrelated Party
Current liabilities
Accounts payable		2,561	107
Related Party
Current liabilities
Accrued expenses and other current liabilities			341
Related party accounts payable and other current liabilities		$ 6,273	7,221
Long term liabilities
Notes payable, noncurrent			$ 14,993

[1]	Includes related party amount of $341 as of December 31, 2024.
[2]	Includes related party amount of $341 as of December 31, 2024 (see Note 12).
[3]	Includes related party amount of $14,993 as of December 31, 2024
[4]	Includes related party amount of $14,993 as of December 31, 2024 (see Note 4).